Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Schedule of ordinary shares and warrants

	Number of shares
	Registered	Issued and paid up
	December 31	December 31
	2017 and 2016	2017	2016
Ordinary shares of par value NIS 0.03	500,000,000	166,816,328	107,128,864

	Amount in NIS
	Registered	Issued and paid up
	December 31	December 31
	2017 and 2016	2017	2016
Ordinary shares of par value NIS 0.03	15,000,000	5,004,490	3,213,866

Schedule of changes in number of options and weighted average exercise prices
	Year ended December 31, 2015		Year ended December 31, 2016		Year ended December 31, 2017
	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price
Outstanding at the beginning of the year	17,963,346	0.56	45,532,659	0.59	32,888,472	0.65
Granted	28,100,000	0.61	—	—	*9,586,000	0.56
Expired	(318,894)	0.44	(4,076,167)	0.6	(1,065,305)	0.58-1.39
Forfeited	(119,748)	0.84	(4,947,135)	0.35	(764,375)	0.6
Exercised	(92,045)	0.3	(3,620,885)	0.26	—	—
Outstanding at the end of the year	45,532,659	0.59	32,888,472	0.65	40,644,792	0.63
Exercisable at the end of the year	11,700,665	0.49	14,350,118	0.56	20,922,506	0.57

*	Not including options to Directors and CEO which are subject to shareholder approval

Schedule of information about the exercise price and remaining contractual life of outstanding options
December 31, 2015			December 31, 2016			December 31, 2017
Number of outstanding options	Exercise price range	Weighted average of the remaining contractual life	Number of outstanding options	Exercise price range	Weighted average of the remaining contractual life	Number of outstanding options at the end of the year	Exercise price range	Weighted average of the remaining contractual life
45,532,659	0.26 - 1.39	8.28	32,888,472	0.26 - 1.39	7.72	40,644,792	0.26 - 1.39	6.78